Note 10 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) $ in Thousands, $ in Millions	Oct. 31, 2021 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)	Oct. 31, 2020 CAD ($)
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 4,898			$ 4,889
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated notes payable	90,374			0
Subordinated notes payable [member]
Statement Line Items [Line Items]
Subordinated notes payable	$ 95,272	$ 92,100	$ 75	$ 4,889